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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-03715
-----------------------------------------------------------------

                                Elfun Income Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: : 09/30/09
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

                                ELFUN INCOME FUND

 SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - SEPTEMBER 30, 2009 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                PRINCIPAL
                                                                  AMOUNT                        VALUE
-----------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 90.6%+
-----------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 13.8%
U.S. Treasury Bonds
3.50%                                02/15/39                    $ 7,526                       $ 6,818
4.25%                                05/15/39                      2,309                         2,389
U.S. Treasury Notes
0.88%                                01/31/11 - 05/31/11           5,823                         5,839
1.13%                                06/30/11                     15,815                        15,907 (h)
1.25%                                11/30/10                        341                           344
1.75%                                08/15/12                      2,301                         2,324
2.63%                                07/31/14                      8,125                         8,260
3.63%                                10/31/09                      3,950                         3,961
4.50%                                11/15/10                         67                            70
4.63%                                11/15/09                        285                           287
                                                                                                46,199

FEDERAL AGENCIES - 5.8%
Federal Home Loan Mortgage Corp.
4.13%                                09/27/13                      1,498                         1,606
4.88%                                02/09/10                      5,975                         6,072 (h)
5.13%                                11/17/17                      3,500                         3,889
Federal National Mortgage Assoc.
3.63%                                02/12/13                      1,942                         2,055
3.88%                                07/12/13                      5,532                         5,894
                                                                                                19,516

AGENCY MORTGAGE BACKED - 25.9%
Federal Home Loan Mortgage Corp.
4.50%                                06/01/33 - 02/01/35             148                           150 (h)
5.00%                                07/01/35                        601                           623 (h)
5.50%                                05/01/20 - 04/01/39           4,024                         4,249 (h)
6.00%                                04/01/17 - 11/01/37           3,999                         4,237 (h)
6.50%                                01/01/27 - 08/01/36           1,308                         1,403 (h)
7.00%                                10/01/16 - 08/01/36             412                           452 (h)
7.50%                                09/01/12 - 09/01/33              53                            58 (h)
8.00%                                11/01/30                         13                            15 (h)
5.50%                                TBA                           1,570                         1,643 (c)
Federal National Mortgage Assoc.
4.00%                                05/01/19 - 06/01/19             549                           571 (h)
4.50%                                05/01/18 - 04/01/34           1,544                         1,617 (h)
5.00%                                07/01/20 - 05/01/39           2,858                         2,967 (h)
5.25%                                04/01/37                        347                           366 (i)
5.47%                                04/01/37                        307                           325 (i)
5.48%                                04/01/37                        281                           297 (i)
5.50%                                05/01/35 - 08/01/35          27,844                        29,274
5.52%                                04/01/37                        128                           136 (i)
5.57%                                04/01/37                        363                           385 (i)
5.67%                                04/01/37                        248                           262 (i)
5.72%                                04/01/37                        147                           156 (i)
5.81%                                03/01/37                         26                            28 (i)
6.00%                                02/01/14 - 03/01/38           8,264                         8,763 (h)
6.03%                                10/01/37                        441                           468 (i)
6.50%                                02/01/14 - 08/01/36           4,447                         4,789 (h)
7.00%                                08/01/13 - 06/01/36           1,360                         1,501 (h)
7.50%                                08/01/13 - 03/01/34             467                           521 (h)
8.00%                                12/01/11 - 11/01/33             203                           226 (h)
8.50%                                04/01/30 - 05/01/31              28                            31 (h)
9.00%                                12/01/17 - 12/01/22              52                            57 (h)
4.50%                                TBA                             950                           962 (c)
5.00%                                TBA                           2,664                         2,793 (c)
5.50%                                TBA                           2,404                         2,527 (c)
6.00%                                TBA                           8,726                         9,244 (c)
6.50%                                TBA                             878                           938 (c)
7.00%                                TBA                             535                           583 (c)
Government National Mortgage Assoc.
4.50%                                08/15/33 - 09/15/34             756                           770 (h)
5.00%                                08/15/33                        269                           281 (h)
6.00%                                04/15/27 - 09/15/36           1,095                         1,166 (h)
6.50%                                04/15/19 - 09/15/36             888                           952 (h)
7.00%                                03/15/12 - 10/15/36             430                           467 (h)
7.50%                                03/15/23 - 10/15/33             101                           114 (h)
8.00%                                09/15/27                         40                            45 (h)
8.50%                                10/15/17                         58                            63 (h)
9.00%                                11/15/16 - 12/15/21             117                           129 (h)
5.50%                                TBA                             435                           456 (c)
                                                                                                87,060

AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.0%

Collateralized Mortgage
Obligation Trust (Class B)
9.24%                                11/01/18                         16                            15 (d,f,h,q)
Federal Home Loan Mortgage Corp.
0.62%                                09/15/34                        353                           304 (d,f)
0.66%                                11/15/37                        713                           606 (d,f)
0.21%                                09/25/43                      2,739                            16 (g,h,i,r)
4.50%                                10/15/16 - 03/15/19             729                            54 (g,h,r)
5.00%                                05/15/17 - 12/01/34           4,374                           660 (g,h,r)
5.00%                                05/15/38                        307                           304
5.50%                                04/15/17 - 06/15/33             720                           115 (g,h,r)
7.50%                                01/15/16                         31                            32 (h)
8.00%                                04/15/20                         11                            12 (h)
8.00%                                02/01/23 - 07/01/24              18                             4 (g,h,r)
9.62%                                12/15/33                        315                           344 (h,i)
Federal Home Loan Mortgage STRIPS
9.21%                                08/01/27                          4                             4 (d,f,h)
Federal National Mortgage Assoc.
1.20%                                12/25/42                        719                            26 (g,h,i,r)
4.50%                                05/25/18                        159                             7 (g,h,r)
4.75%**                              11/25/14                         24                             - (g,h,r)
5.00%                                08/25/17 - 02/25/32             908                            86 (g,h,r)
5.00%                                10/25/35 - 08/25/38             831                           829
5.50%                                01/25/33                        398                           418
6.75%                                10/25/29                        636                            59 (g,h,i,r)
7.35%                                09/25/42                      1,614                           226 (g,h,i,r)
7.45%                                08/25/16                        231                            12 (g,h,i,r)
16.07%                               03/25/31                        522                           586 (h,i)
Federal National Mortgage
Assoc. (Class 1)
1.30%                                11/01/34                        665                           580 (d,f,h)
4.50%                                09/01/35 - 01/01/36           2,230                           379 (g,r)
5.00%                                05/25/38                        671                           101 (g,r)
Federal National Mortgage
Assoc. (Class 2)
4.50%                                08/01/35                        665                           113 (g,r)
5.00%                                03/25/38                        618                           100 (g,r)
5.50%                                12/01/33                        181                            32 (g,r)
7.50%                                11/01/23                         71                            11 (g,h,r)
8.00%                                08/01/23 - 07/01/24              39                             8 (g,h,r)
8.50%                                03/01/17 - 07/25/22              39                             6 (g,h,r)
9.00%                                05/25/22                         13                             3 (g,h,r)
Federal National Mortgage
Assoc. (Class B)
6.30%                                12/25/22                         13                            13 (d,f,h)
Federal National Mortgage
Assoc. (Class H)
5.00%                                10/25/22                        227                            22 (g,h,r)
Federal National Mortgage
Assoc. (Class K)
1008.0%*                             05/25/22                          -                             1 (g,h,r)
Government National Mortgage Assoc.
1.00%                                01/20/37                      3,213                           322 (g,i,r)
6.15%                                05/20/39                      2,041                           201 (g,i,r)
                                                                                                 6,611

ASSET BACKED - 3.1%
Avis Budget Rental Car Funding
AESOP LLC (Class A)
0.37%                                04/20/11                      1,000                           985 (b,i)
Capital One Auto Finance Trust
0.24%                                04/15/12                      1,633                         1,627 (h,i)
Chase Funding Mortgage Loan
Asset-Backed Certificates
5.75%                                05/25/32                         51                            24 (h,i,q)
Countrywide Asset-Backed
Certificates
1.11%                                05/25/33                         29                            16 (i)
Countrywide Asset-Backed
Certificates (Class 2)
0.85%                                06/25/33                          2                             1 (i)
Countrywide Asset-Backed
Certificates (Class A)
0.81%                                08/25/32                         34                            13 (h,i)
Discover Card Master Trust I
(Class A)
0.57%                                06/16/15                        200                           181 (i)
Discover Card Master Trust I (
Class B) (Series 2)
0.42%                                05/15/12                        340                           319 (i)
First Franklin Mortgage Loan
Asset Backed Certificates  (Class M)
0.70%                                03/25/35                      5,000                         4,010 (i)
GMAC Mortgage Corp Loan
Trust (Class 2)
0.43%                                08/25/35                      1,452                           405 (i)
GSAA Trust
0.65%                                05/25/34                        145                            78 (i)
GSAMP Trust
0.40%                                12/25/35                        127                           123 (i)
Indymac Residential Asset Backed
Trust (Class M)
2.25%                                04/25/47                        146                             1 (h,i,q)
Mid-State Trust
7.54%                                07/01/35                         56                            48 (h,q)
Nissan Auto Lease Trust
0.31%                                02/15/13                        321                           321 (i)
Residential Asset Mortgage
Products Inc.
0.49%                                03/25/34                          1                             1 (h,i)
Residential Asset Securities Corp.
0.75%                                07/25/32                         29                            14 (h,i)
Residential Asset Securities
Corp. (Class A)
0.83%                                06/25/33                         55                            27 (i)
4.16%                                07/25/30                         10                            10 (h,i,q)
Triad Auto Receivables Owner
Trust (Class A)
0.30%                                02/12/14                      2,000                         1,879 (h,i)
Wachovia Asset Securitization
Inc. (Class A)
0.47%                                06/25/34                        372                           186 (i,q)
Wells Fargo Home Equity Trust
3.97%                                05/25/34                         45                            44 (h,i,q)
                                                                                                10,313

CORPORATE NOTES - 32.4%
Abu Dhabi National Energy Co.
6.25%                                09/16/19                        200                           201 (b)
Air Jamaica Ltd.
9.38%                                07/08/15                          9                             9
AMC Entertainment Inc.
8.75%                                06/01/19                        876                           904
American Express Company
8.13%                                05/20/19                        174                           206
Anheuser-Busch InBev Worldwide Inc.
7.20%                                01/15/14                        345                           388 (b,h)
7.75%                                01/15/19                        834                           987 (b,h)
Apria Healthcare Group Inc.
11.25%                               11/01/14                        559                           601 (b)
ARAMARK Corp.
8.50%                                02/01/15                        846                           853
Arch Coal, Inc.
8.75%                                08/01/16                      1,038                         1,069 (b)
Archer-Daniels-Midland Co.
6.45%                                01/15/38                        611                           703 (h)
Arcos Dorados BV
7.50%                                10/01/19                        100                            99 (b)
Arizona Public Service Co.
6.25%                                08/01/16                        485                           507 (h)
AT&T Inc.
6.40%                                05/15/38                      1,300                         1,380 (h)
6.70%                                11/15/13                        496                           562 (h)
Axtel SAB de C.V.
9.00%                                09/22/19                         38                            39 (b)
Banco Mercantil del Norte S.A.
6.14%                                10/13/16                         74                            71 (i)
Banco Nacional de Desenvolvimento
Economico e Social
6.50%                                06/10/19                        500                           531 (b)
Bank of America Corp.
5.75%                                12/01/17                      1,550                         1,547 (h)
6.50%                                08/01/16                        690                           725
7.38%                                05/15/14                        170                           189
Barclays Bank PLC
5.00%                                09/22/16                        274                           276
5.20%                                07/10/14                        529                           559
Berkshire Hathaway Finance Corp.
5.00%                                08/15/13                        328                           356
Bristol-Myers Squibb Co.
5.88%                                11/15/36                        141                           156 (h)
Bunge Ltd. Finance Corp.
8.50%                                06/15/19                        280                           323
CA, Inc.
6.13%                                12/01/14                        522                           562
Cargill Inc.
5.20%                                01/22/13                        131                           137 (b,h)
6.00%                                11/27/17                        247                           267 (b,h)
Carolina Power & Light Co.
5.15%                                04/01/15                        230                           248 (h)
5.70%                                04/01/35                        130                           140 (h)
6.13%                                09/15/33                        156                           176 (h)
Case New Holland Inc.
7.75%                                09/01/13                        744                           740
Cenovus Energy Inc.
4.50%                                09/15/14                        380                           388 (b)
6.75%                                11/15/39                        691                           745 (b)
Centrais Eletricas Brasileiras S.A.
6.88%                                07/30/19                        100                           108 (b)
Central American Bank for
Economic Integration
5.38%                                09/24/14                        380                           380 (b)
CenturyTel, Inc.
6.15%                                09/15/19                        173                           174
Chesapeake Energy Corp.
7.25%                                12/15/18                        856                           809
Cincinnati Bell Inc.
8.25%                                10/15/17                        296                           292
Citigroup, Inc.
5.00%                                09/15/14                        434                           413
5.13%                                05/05/14                        674                           666
6.38%                                08/12/14                      1,213                         1,254
8.50%                                05/22/19                        585                           660
Clarendon Alumina Production Ltd.
8.50%                                11/16/21                        135                            96 (b,h)
CME Group Inc.
5.40%                                08/01/13                        757                           818 (h)
Comcast Corp.
6.50%                                01/15/15                        346                           386
Community Health Systems, Inc.
8.88%                                07/15/15                        856                           877 (h)
Consolidated Edison Company
of New York Inc.
5.85%                                04/01/18                        308                           336
6.65%                                04/01/19                        308                           356
7.13%                                12/01/18                        900                         1,068 (h)
Continental Resources, Inc.
8.25%                                10/01/19                        233                           239 (b)
COX Communications Inc.
6.25%                                06/01/18                        324                           344 (b)
7.13%                                10/01/12                        315                           351 (h)
7.75%                                11/01/10                        360                           381 (h)
Credit Suisse
6.00%                                02/15/18                      1,146                         1,200 (h)
CSN Islands XI Corp.
6.88%                                09/21/19                        100                           101 (b)
CSX Corp.
6.25%                                03/15/18                        332                           360
CVS Caremark Corp.
5.75%                                06/01/17                        154                           165
6.13%                                09/15/39                        518                           527
6.60%                                03/15/19                        154                           174
DASA Finance Corp.
8.75%                                05/29/18                        520                           551
Diageo Capital PLC
5.20%                                01/30/13                        300                           321 (h)
7.38%                                01/15/14                        300                           348
DirecTV Financing Company Inc.
4.75%                                10/01/14                        692                           692 (b)
5.88%                                10/01/19                        242                           240 (b)
Dolphin Energy Ltd.
5.89%                                06/15/19                        200                           202 (b)
Dominion Resources, Inc.
5.20%                                08/15/19                        347                           360
Dover Corp.
6.50%                                02/15/11                        230                           245 (h)
Duke Energy Indiana Inc.
6.35%                                08/15/38                        454                           535
Dynegy Holdings Inc.
7.50%                                06/01/15                        932                           862
Ecopetrol S.A.
7.63%                                07/23/19                        111                           122 (b)
Eli Lilly & Co.
4.20%                                03/06/14                        468                           497
Empresa Nacional del Petroleo
6.25%                                07/08/19                        200                           214 (b)
Empresas Publicas de Medellin ESP
7.63%                                07/29/19                        100                           108 (b)
ERP Operating LP (REIT)
5.25%                                09/15/14                        175                           178
European Investment Bank
4.88%                                01/17/17                        700                           762
Exelon Generation Company LLC
5.20%                                10/01/19                        484                           489
6.25%                                10/01/39                        432                           441
Export-Import Bank of Korea
5.88%                                01/14/15                        100                           105
Frontier Communications Corp.
8.13%                                10/01/18                        350                           352
Gaz Capital S.A.
8.13%                                07/31/14                        100                           107 (b)
9.25%                                04/23/19                        400                           446
GlaxoSmithKline Capital Inc.
4.85%                                05/15/13                        409                           439
6.38%                                05/15/38                        302                           356 (h)
Globo Comunicacao e
Participacoes S.A.
7.25%                                04/26/22                        200                           210 (b)
HCA Inc.
7.88%                                02/15/20                        820                           823 (b)
9.25%                                11/15/16                        768                           794
Health Management Associates, Inc.
6.13%                                04/15/16                        746                           694
Holcim US Finance Sarl & Cie SCS
6.00%                                12/30/19                        207                           210 (b)
Host Hotels & Resorts LP (REIT)
9.00%                                05/15/17                        964                         1,022 (b)
HSBC Bank USA N.A.
4.63%                                04/01/14                        175                           181 (h)
7.00%                                01/15/39                        250                           292
HSBC Finance Corp.
5.00%                                06/30/15                      1,292                         1,297
5.70%                                06/01/11                        743                           771
6.75%                                05/15/11                        260                           274 (h)
HSBC Holdings PLC
6.50%                                05/02/36                        100                           108 (h)
6.80%                                06/01/38                        500                           561
Hutchison Whampoa
International 09 Ltd.
7.63%                                04/09/19                        100                           113 (b)
Hutchison Whampoa
International 09/16 Ltd.
4.63%                                09/11/15                        600                           596 (b)
Hyatt Hotels Corp.
6.88%                                08/15/19                        696                           714
IIRSA Norte Finance Ltd.
8.75%                                05/30/24                        485                           497 (b,h)
Illinois Power Co.
9.75%                                11/15/18                        522                           655
Industrial Bank Of Korea
7.13%                                04/23/14                        100                           110 (b)
Ingles Markets Inc.
8.88%                                05/15/17                        735                           753
Intergen N.V.
9.00%                                06/30/17                        773                           796 (b)
International Business
Machines Corp.
7.63%                                10/15/18                        300                           369
International Paper Co.
7.50%                                08/15/21                        346                           367
Jefferies Group, Inc.
8.50%                                07/15/19                        260                           275
Johnson & Johnson
5.85%                                07/15/38                        290                           326
JPMorgan Chase & Co.
5.13%                                09/15/14                      1,041                         1,085
6.30%                                04/23/19                        260                           284
6.40%                                05/15/38                        465                           521
JPMorgan Chase Bank
5.88%                                06/13/16                        420                           440
KazMunaiGaz Finance Sub BV
9.13%                                07/02/18                        100                           108 (b)
11.75%                               01/23/15                        200                           236 (b)
Kellogg Co.
5.13%                                12/03/12                        276                           300
Kimberly-Clark Corp.
7.50%                                11/01/18                        163                           203
Korea Hydro & Nuclear Power
Company Ltd.
6.25%                                06/17/14                        100                           106 (b)
Korea National Oil Corp.
5.38%                                07/30/14                        200                           204 (b)
Kreditanstalt fuer Wiederaufbau
3.50%                                03/10/14                      1,936                         2,014
4.13%                                10/15/14                        859                           880
4.50%                                07/16/18                        712                           754
L-3 Communications Corp.
5.20%                                10/15/19                        242                           241 (b)
Lincoln National Corp.
8.75%                                07/01/19                        348                           402
Majapahit Holding BV
7.25%                                10/17/11                        300                           312 (b)
7.75%                                10/17/16                        200                           210 (b)
Massey Energy Co.
6.88%                                12/15/13                        747                           721
McDonald's Corp.
6.30%                                03/01/38                        429                           502
MDC-GMTN B.V.
7.63%                                05/06/19                        250                           284 (b)
Merrill Lynch & Company Inc.
6.05%                                08/15/12                        304                           324
6.88%                                04/25/18                        599                           630
MetLife, Inc. (Series A)
6.82%                                08/15/18                        509                           567
Midamerican Energy Holdings Co.
6.13%                                04/01/36                        330                           356 (h)
Morgan Stanley
5.05%                                01/21/11                        347                           359
5.63%                                09/23/19                        690                           678
6.00%                                04/28/15                        333                           353
7.30%                                05/13/19                        691                           760
Morgan Stanley (Series F)
6.63%                                04/01/18                        300                           317
Munich Re America Corp. (Series B)
7.45%                                12/15/26                        290                           317 (h)
National Agricultural
Cooperative Federation
5.00%                                09/30/14                        321                           324 (b)
Newmont Mining Corp.
5.13%                                10/01/19                        690                           690
6.25%                                10/01/39                        778                           773
News America Inc.
5.65%                                08/15/20                        243                           246
Nexen Inc.
7.50%                                07/30/39                        418                           455
NGPL Pipeco LLC
7.12%                                12/15/17                        318                           356 (b)
NorthWestern Corp.
5.88%                                11/01/14                        600                           632 (h)
NRG Energy, Inc.
7.38%                                02/01/16                        770                           745
Oncor Electric Delivery Company
5.95%                                09/01/13                        461                           499
OPTI Canada Inc.
8.25%                                12/15/14                        402                           312
Oracle Corp.
5.00%                                07/08/19                        348                           366
Pacific Gas & Electric Co.
5.80%                                03/01/37                        165                           179
Pacificorp
6.00%                                01/15/39                        500                           560
6.25%                                10/15/37                         14                            16
Parker Hannifin Corp.
5.50%                                05/15/18                        464                           493
Pemex Finance Ltd.
9.03%                                02/15/11                        271                           283 (h)
PepsiCo, Inc.
5.00%                                06/01/18                        152                           163
7.90%                                11/01/18                        408                           515
Petrobras International Finance Co.
7.88%                                03/15/19                        224                           258
Petroleos Mexicanos
4.88%                                03/15/15                        560                           553 (b)
8.00%                                05/03/19                         87                            99
Petroleum Company of Trinidad &
Tobago Ltd.
6.00%                                05/08/22                        100                            92 (b)
Petronas Capital Ltd.
5.25%                                08/12/19                        200                           203
Petronas Global Sukuk Ltd.
4.25%                                08/12/14                        100                           100
Pfizer Inc.
6.20%                                03/15/19                        328                           370
7.20%                                03/15/39                        164                           206
Plains All American Pipeline LP
4.25%                                09/01/12                        522                           537
PNC Funding Corp.
4.25%                                09/21/15                        346                           347
Potomac Electric Power Co.
7.90%                                12/15/38                        122                           163
President and Fellows of
Harvard College
5.00%                                01/15/14                        400                           435 (b)
Pride International, Inc.
8.50%                                06/15/19                        374                           411
Princeton University (Series A)
5.70%                                03/01/39                         97                           107
Principal Financial Group, Inc.
8.88%                                05/15/19                        586                           702
Prudential Financial, Inc.
3.63%                                09/17/12                        173                           174
5.15%                                01/15/13                        400                           412
7.38%                                06/15/19                        349                           389
Public Service Company of Colorado
7.88%                                10/01/12                        495                           575 (h)
QVC Inc.
7.50%                                10/01/19                        288                           288 (b)
Qwest Communications
International Inc.
8.00%                                10/01/15                        350                           350 (b)
RailAmerica, Inc.
9.25%                                07/01/17                        760                           796 (b)
Republic Services Inc.
5.50%                                09/15/19                        243                           250
Rio Tinto Finance USA Ltd.
8.95%                                05/01/14                        174                           205
9.00%                                05/01/19                        244                           300
Roche Holdings Inc.
6.00%                                03/01/19                        320                           356 (b)
RSHB Capital SA for OJSC
Russian Agricultural Bank
6.97%                                09/21/16                        100                            96 (i)
Sabine Pass LNG LP
7.25%                                11/30/13                        270                           241
7.50%                                11/30/16                        415                           354
Safeway Inc.
6.25%                                03/15/14                        168                           186
SBA Telecommunications Inc.
8.00%                                08/15/16                        150                           153 (b)
8.25%                                08/15/19                        224                           231 (b)
Security Benefit Life Insurance
8.75%                                05/15/16                        325                            81 (b,q)
Simon Property Group LP (REIT)
6.75%                                05/15/14                        418                           448
Southern California Edison Co.
5.50%                                08/15/18                        541                           592
Southern Copper Corp.
7.50%                                07/27/35                        100                           100
Spirit Aerosystems Inc.
7.50%                                10/01/17                        350                           348 (b)
Talisman Energy Inc.
7.75%                                06/01/19                        386                           454
Target Corp.
7.00%                                01/15/38                        615                           720
Teck Resources Ltd.
9.75%                                05/15/14                        350                           385
10.75%                               05/15/19                        526                           611
Telecom Italia Capital S.A.
6.20%                                07/18/11                        506                           539
7.18%                                06/18/19                        488                           545
Telefonica Emisiones SAU
5.86%                                02/04/13                        450                           490
Tesoro Corp. (Series B)
6.63%                                11/01/15                        894                           827
The Allstate Corp.
7.45%                                05/16/19                        256                           305
The Bank of New York Mellon Corp.
4.95%                                03/15/15                        332                           354
The Bear Stearns Companies LLC
6.95%                                08/10/12                        611                           680 (h)
The Dow Chemical Co.
5.90%                                02/15/15                        486                           499
8.55%                                05/15/19                        348                           391
The Goldman Sachs Group, Inc.
5.25%                                10/15/13                        129                           137
6.00%                                05/01/14                        980                         1,066
6.60%                                01/15/12                        104                           113
7.50%                                02/15/19                        270                           309
The Kroger Co.
6.15%                                01/15/20                        612                           677
The Potomac Edison Co.
5.35%                                11/15/14                        245                           264 (h)
The Procter & Gamble Co.
5.50%                                02/01/34                        163                           172
The Royal Bank of Scotland PLC
4.88%                                08/25/14                        300                           305
The Toledo Edison Company
7.25%                                05/01/20                        166                           195
The Travelers Companies, Inc.
5.80%                                05/15/18                        308                           341
Thomson Reuters Corp.
5.95%                                07/15/13                        459                           504
Time Warner Cable Inc.
6.75%                                07/01/18                        372                           411
7.50%                                04/01/14                        806                           924
8.75%                                02/14/19                        496                           611
Time Warner Inc.
5.88%                                11/15/16                        454                           481
Transocean Inc.
6.00%                                03/15/18                        305                           326
Tyco International Finance S.A.
4.13%                                10/15/14                        172                           171
UBS Luxembourg S.A. for OJSC
Vimpel Communications
8.00%                                02/11/10                        400                           409
Union Electric Co.
6.70%                                02/01/19                        370                           418
United Technologies Corp.
6.13%                                07/15/38                        346                           399
Vedanta Resources PLC
9.50%                                07/18/18                        100                            99 (b)
Verizon Communications Inc.
5.25%                                04/15/13                         24                            26
6.35%                                04/01/19                        206                           227
6.40%                                02/15/38                        200                           214
6.90%                                04/15/38                        302                           344
8.75%                                11/01/18                        448                           560
Verizon Global Funding Corp.
7.25%                                12/01/10                        517                           550
Verizon Wireless Capital LLC
5.55%                                02/01/14                        738                           798 (b)
7.38%                                11/15/13                        851                           977 (b)
Voto-Votorantim Overseas
Trading Operations N.V.
6.63%                                09/25/19                        100                           100 (b)
VTB Capital SA for Vneshtorgbank
6.32%                                02/04/15                        200                           197 (i)
Walgreen Co.
4.88%                                08/01/13                        225                           243
5.25%                                01/15/19                        485                           527
Wal-Mart Stores, Inc.
5.80%                                02/15/18                        596                           669
WEA Finance LLC
7.50%                                06/02/14                        524                           565 (b)
6.75%                                09/02/19                        348                           352 (b)
Wells Fargo & Co.
4.38%                                01/31/13                        440                           454
5.63%                                12/11/17                        155                           163
Windstream Corp.
7.88%                                11/01/17                        370                           365 (b)
Wyeth
5.50%                                03/15/13                        660                           714
XL Capital Ltd.
5.25%                                09/15/14                        595                           584
Xstrata Finance Canada Ltd.
5.80%                                11/15/16                        345                           339 (b)
XTO Energy Inc.
6.38%                                06/15/38                        241                           257
6.50%                                12/15/18                        132                           146
                                                                                               109,045

NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS - 6.1%
Banc of America Commercial
Mortgage Inc. (Class A)
5.49%                                02/10/51                        187                           153
5.84%                                06/10/49                        830                           680
Banc of America Commercial
Mortgage Inc. (Class C)
5.88%                                04/10/49                        300                            85 (h,i,q)
Banc of America Funding Corp.
5.61%                                03/20/36                        261                            21 (h,i,q)
5.62%                                02/20/36                        396                            19 (h,i,q)
Banc of America Mortgage
Securities Inc. (Class B)
5.34%                                01/25/36                        271                            23 (h,i,q)
5.53%                                02/25/36                        207                            40 (h,i,q)
Bear Stearns Commercial
Mortgage Securities
4.75%                                02/13/46                        680                           674 (i)
5.24%                                12/11/38                        300                           219
5.33%                                02/11/44                        480                           432
5.48%                                10/12/41                        758                           760 (h)
5.57%                                03/11/39                        222                           224 (h,i)
5.61%                                06/11/50                        490                           490
5.69%                                06/11/50                        670                           591 (i)
5.91%                                06/11/40                        340                           180 (i)
6.41%                                11/11/17                        410                           236 (i)
Bear Stearns Commercial Mortgage
Securities (Class A)
5.54%                                10/12/41                        680                           648
5.63%                                04/12/38                        382                           385 (i)
5.92%                                06/11/50                        310                           230 (h,i)
Bear Stearns Commercial Mortgage
Securities (Class D)
6.18%                                09/11/42                        100                            20 (h,i,q)
Citigroup Commercial Mortgage Trust
5.89%                                12/10/49                        745                           532 (i)
Citigroup Commercial Mortgage
Trust (Class A)
5.62%                                10/15/48                        830                           766
Countrywide Alternative Loan Trust
6.00%                                08/25/36                        159                             1 (h,q)
Countrywide Alternative Loan
Trust (Class B)
6.00%                                08/25/36                        123                             2 (h,q)
Countrywide Asset-Backed
Certificates
0.53%                                11/25/35                        201                           155 (i)
Credit Suisse Mortgage
Capital Certificates
5.47%                                09/15/39                        689                           586 (h)
Credit Suisse Mortgage Capital
Certificates (Class C)
5.64%                                02/25/36                        144                            11 (h,i,q)
CS First Boston Mortgage
Securities Corp.
0.82%                                07/15/37                      5,324                            83 (h,i,q)
1.59%                                03/15/35                      9,060                            54 (h,i,q)
5.34%                                10/25/35                        247                            20 (h,i,q)
Greenwich Capital Commercial
Funding Corp.
5.60%                                12/10/49                        430                           426
GS Mortgage Securities Corp II
5.56%                                11/10/39                        510                           448
Impac CMB Trust
0.51%                                04/25/35                        503                           279 (h,i)
Impac CMB Trust (Class 1)
0.61%                                10/25/34                        440                           307 (i)
Indymac INDA Mortgage Loan Trust
5.21%                                01/25/36                        100                             3 (h,i,q)
Indymac INDA Mortgage Loan
Trust (Class B)
5.21%                                01/25/36                        143                            13 (h,i,q)
Interstar Millennium Trust (Class A)
0.70%                                03/14/36                         42                            34 (i)
JP Morgan Chase Commercial
Mortgage Securities Corp.
5.34%                                08/12/37                        530                           527 (i)
5.50%                                06/12/47                        170                            92 (i)
5.79%                                02/12/51                        190                           166 (i)
5.81%                                06/12/43                        690                           651 (i)
6.07%                                04/15/45                        350                           325 (i)
6.07%                                02/12/51                        880                           631
6.40%                                02/12/51                        155                            11 (i,q)
JP Morgan Chase Commercial Mortgage
Securities Corp. (Class A)
6.11%                                02/12/51                        660                           485 (i)
LB Commercial Conduit Mortgage Trust
5.84%                                07/15/44                        280                           280 (i)
LB-UBS Commercial Mortgage Trust
0.85%                                09/15/39                     18,318                           379 (h,i,q)
0.92%                                01/18/12                      6,990                            92 (h,i,q)
1.00%                                01/15/36                      2,933                           137 (h,q)
4.95%                                09/15/30                        310                           301
5.87%                                09/15/45                        830                           732 (i)
LB-UBS Commercial Mortgage
Trust (Class B)
6.65%                                07/14/16                        103                           107 (h,q)
LB-UBS Commercial Mortgage
Trust (Class F)
6.45%                                07/15/40                        280                            67 (i,q)
LB-UBS Commercial Mortgage
Trust (Class X)
0.54%                                12/15/39                      6,203                            93 (h,i,q)
MASTR Alternative Loans Trust
5.00%                                08/25/18                        240                            25 (g,h,q,r)
MLCC Mortgage Investors Inc.
4.95%                                02/25/36                        225                            13 (h,i,q)
Morgan Stanley Capital I
0.78%                                01/15/21                        710                           156 (b,i)
5.16%                                10/12/52                        450                           428 (i)
5.28%                                12/15/43                        296                           295 (h)
5.33%                                12/15/43                        296                           265 (h)
5.39%                                11/12/41                        848                           509 (h,i)
5.69%                                04/15/49                      1,125                           920 (h,i)
5.71%                                07/12/44                        350                           332 (h)
MortgageIT Trust (Class A)
0.55%                                08/25/35                      2,223                         1,274 (i)
National RMBS Trust
0.40%                                03/20/34                         85                            75 (i)
Puma Finance Ltd. (Class A)
0.70%                                10/11/34                         87                            77 (i)
Residential Accredit Loans Inc.
6.00%                                01/25/36                        283                             9 (h,q)
6.00%**                              01/25/36                         53                             - (h)
Residential Funding Mortgage
Securities I
5.75%                                01/25/36                        271                            26 (h,q)
Structured Asset Securities
Corp. (Class X)
2.17%**                              02/25/28                        381                             - (i,q)
Wachovia Bank Commercial
Mortgage Trust
5.25%                                12/15/43                        670                           642
Wachovia Bank Commercial Mortgage
Trust (Class A)
6.19%                                06/15/45                        170                           109 (i)
WaMu Mortgage Pass Through
Certificates
0.58%                                01/25/45                        397                           237 (h,i)
0.59%                                01/25/45                        196                           112 (i)
Wells Fargo Mortgage Backed
Securities Trust
5.39%                                08/25/35                        622                            51 (h,i,q)
5.50%                                01/25/36                        363                            57 (h,q)
Wells Fargo Mortgage Backed
Securities Trust (Class B)
5.50%                                03/25/36                        484                           100 (h,q)
                                                                                                20,618

SOVEREIGN BONDS - 1.2%
Government of Brazil
5.63%                                01/07/41                        100                            96
8.00%                                01/15/18                        284                           329 (h)
Government of Colombia
7.38%                                03/18/19 - 09/18/37             200                           227
Government of Dominican
9.50%                                09/27/11                        284                           295
Government of Indonesia
10.38%                               05/04/14                        100                           122 (b)
11.63%                               03/04/19                        200                           282 (b)
Government of Korea
5.75%                                04/16/14                        114                           123
Government of Manitoba Canada
4.90%                                12/06/16                        315                           339 (h)
Government of Panama
6.70%                                01/26/36                        290                           320
Government of Peruvian
6.55%                                03/14/37                        223                           242
7.35%                                07/21/25                        100                           117
Government of Philippines
6.50%                                01/20/20                        100                           107
Government of Poland
6.38%                                07/15/19                        112                           126
Government of Quebec Canada
7.50%                                09/15/29                        460                           610
Government of Uruguay
6.88%                                09/28/25                        111                           114
Government of Venezuela
5.38%                                08/07/10                        413                           401
10.75%                               09/19/13                         37                            37
                                                                                                 3,887

MUNICIPAL BONDS AND NOTES - 0.3%
Dallas Area Rapid Transit
6.00%                                12/01/44                        215                           238
New Jersey State Turnpike Authority
7.41%                                01/01/40                        560                           690
New Jersey Transportation Trust
Fund Authority
6.88%                                12/15/39                        165                           177
                                                                                                 1,105

TOTAL BONDS AND NOTES                                                                          304,354
 (COST $307,112)

-------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.3%
-------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                985 (j)
 (COST $1,470)

TOTAL INVESTMENTS IN SECURITIES                                                                305,339
 (COST $308,582)

-------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 12.0%
-------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
0.06%                                                                                           40,364 (d,p)
 (COST $40,364)

TOTAL INVESTMENTS                                                                              345,703
 (COST $348,946)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (2.9)%                                             (9,807)
                                                                                             ---------
NET ASSETS  - 100.0%                                                                         $ 335,896
                                                                                             =========

-------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-------------------------------------------------------------------------------------------------------

The Elfun Income Fund had the following long futures contracts open at September 30, 2009
(unaudited)


                                                                                       UNREALIZED
                                                        NUMBER OF       CURRENT       APPRECIATION/
DESCRIPTION                         EXPIRATION DATE     CONTRACTS    NOTIONAL VALUE  (DEPRECIATION)
---------------------------------------------------------------------------------------------------
German Euro Bund Futures            December 2009           41           $7,304           $ 33
5 Yr. U.S.Treasury Notes Futures    December 2009           40            4,644             56


The Elfun Income Fund had the following short futures contracts open at September 30, 2009
(unaudited)

                                                                                       UNREALIZED
                                                        NUMBER OF       CURRENT       APPRECIATION/
DESCRIPTION                         EXPIRATION DATE     CONTRACTS    NOTIONAL VALUE  (DEPRECIATION)
---------------------------------------------------------------------------------------------------
2 Yr. U.S.Treasury Notes Futures    December 2009           39        $ (8,462)          $  (10)
10 Yr. U.S.Treasury Notes Futures   December 2009          251         (29,700)            (409)
                                                                                         ------
                                                                                         $ (330)
                                                                                         ======


           NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) -
                         September 30, 2009 (unaudited)

--------------------------------------------------------------------------------


(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities amounted to $4,859; $7,054; $23,986 and $13,387or 2.24%, 0.39%, 7.14% and 5.17%of net
     assets for the Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Money Market Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h)  At  September  30, 2009,  all or a portion of this  security was pledged to
     cover  collateral  requirements  for  futures,   options,  forward  foreign
     currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at September 30, 2009.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(k) Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(l) Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(m) The security is insured by AMBAC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of September 30, 2009 (as a percentage of net assets) as follows:

         AMBAC             9.81%
         FSA               9.31%

(n)  Treasury Inflation Protected Securities.

(o) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(p) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(q) Illiquid Securities. At September 30, 2009, these securities amounted to $1,971 and $244 or 0.59% and 0.11% of net assets for the Elfun Income and Elfun Diversified Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.


+    Percentages are based on net assets as of September 30, 2009.

*    Less than 0.1%

**   Amount is less than $500



Abbreviations:

ADR         American Depositary Receipt
AMBAC       AMBAC Indemnity Corporation
FGIC        Financial Guaranty Insurance Corporation
FSA         Financial Security Assurance
GDR         Global Depositary Receipt
MBIA        Municipal Bond Investors Assurance Corporation
REGD.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poor's Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security




SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on recent trading activity and other relevant information which may include market interest rate curves, referenced credit spreads and estimated prepayment rates where applicable. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund that are initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.



Fair Value Disclosure.


The funds adopted Financial Accounting Standards Board Accounting Standards Codification 820-10, Fair Value Measurements (ASC 820-10). ASC 820-10 defines fair value, establishes a new framework for measuring fair value, and expands disclosures about fair value measurements. Broadly, the ASC 820-10 framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.
ASC 820-10 establishes market or observable inputs as the preferred source of values, followed by assumptions based upon hypothetical transactions in the absence of market inputs.


The valuation techniques required by ASC 820-10 are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independentsources, while unobservable inputs reflect market assumptions based on the best information available in the circumstances. These two types of inputs create the following fair value hierarchy:


Level 1 - Quoted prices for identical investments in active markets.


Level 2 - Quoted prices for similar investments in active marekts; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable.


Level 3 - Significant inputs to the valuation model are unobservable.


Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


The following tables present the funds' investments measured at fair value on a recurring basis at September 30, 2009:


Elfun Income Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$40,364,300   $302,917,469    $2,420,703    $345,702,472
Other Financial
   Instruments  $(331,116)    $-	      $-	    $(331,116)

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/08			$8,506,116		$-
   Accrued discounts/premiums		$161,045		$-
   Realized gain (loss)			$(2,356,502)		$-
   Change in unrealized appreciation/
                         (depreciation)	$1,689,686		$-
   Net purchases (sales)		$(2,030,643)		$-
   Net transfers in and out of Level 3  $(3,548,999)		$-
Balance at 9/30/09			$2,420,703		$-
Change in unrealized loss relating to
securities still held at 9/30/09        $(15,657)




Derivatives Disclosure.


The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an intitial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund.
Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Show below are the derivative contracts entered into by the Fund, summarized by primary risk exposure.

Derivatives not               Asset Derivatives September 30,2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB Statement 133  Sheet Location     Long/(Short)        Value

Elfun Income Fund
Interest Rate Contracts	  Receivables, Net    8,100,000         88,604*
			  Assets - Unrealized
 			Appreciation/(Depreciation)


Derivatives not               Liability Derivatives September 30, 2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB Statement 133  Sheet Location     Long/(Short)        Value

Elfun Income Fund
Interest Rate Contracts	  Payables, Net    (32,900,000)      (419,719)*
			  Assets - Unrealized
			  Appreciation/(Depreciation)



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 24, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 24, 2009


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  November 24, 2009